Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2023 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
CONVERTIBLE BONDS (17.8%)
		Communication Services (1.4%)

		Liberty Media Corp.*

60,000		2.375%, 09/30/53	$60,439

70,000		3.750%, 03/15/28	79,980

90,000		Liberty Media Corp.-Liberty Formula One 2.250%, 08/15/27	88,112

170,000		Live Nation Entertainment, Inc.^ 2.000%, 02/15/25	173,944

			402,475

		Consumer Discretionary (3.0%)

95,000		Booking Holdings, Inc.^ 0.750%, 05/01/25	159,086

55,000		DISH Network Corp. 3.375%, 08/15/26	33,234

115,000		Ford Motor Company 0.000%, 03/15/26	112,769

95,000		Marriott Vacations Worldwide Corp. 0.000%, 01/15/26	83,825

50,000		Rivian Automotive, Inc.* 4.625%, 03/15/29	72,940

14,000		Royal Caribbean Cruises, Ltd. 6.000%, 08/15/25	27,616

7,000		Tesla, Inc. 2.000%, 05/15/24	84,994

55,000		Vail Resorts, Inc. 0.000%, 01/01/26	48,734

200,000		Wynn Macau, Ltd.* 4.500%, 03/07/29	212,046

			835,244

		Energy (0.7%)

18,000		EQT Corp. 1.750%, 05/01/26	50,102

70,000		Nabors Industries, Inc.* 1.750%, 06/15/29	61,912

65,000		Northern Oil & Gas, Inc.* 3.625%, 04/15/29	80,256

			192,270

		Financials (1.0%)

50,000		Ares Capital Corp. 4.625%, 03/01/24	50,824

100,000	EUR	JPMorgan Chase Bank NA 0.000%, 06/10/24	108,611

110,000		Morgan Stanley Finance, LLC 1.000%, 11/23/27	115,357

			274,792

		Health Care (1.6%)

85,000		Alnylam Pharmaceuticals, Inc. 1.000%, 09/15/27	79,003

130,000		Dexcom, Inc. 0.250%, 11/15/25	122,724

39,000		Envista Holdings Corp.* 1.750%, 08/15/28	36,063

75,000		Integer Holdings Corp.* 2.125%, 02/15/28	81,771

PRINCIPAL AMOUNT			VALUE

95,000		Pacira BioSciences, Inc. 0.750%, 08/01/25	$86,204

29,000		Shockwave Medical, Inc.* 1.000%, 08/15/28	27,845

			433,610

		Industrials (2.8%)

58,000		Advanced Energy Industries, Inc.* 2.500%, 09/15/28	58,621

55,000		Axon Enterprise, Inc.* 0.500%, 12/15/27	58,822

85,000		Fluor Corp.* 1.125%, 08/15/29	88,046

55,000		Granite Construction, Inc.* 3.750%, 05/15/28	57,968

170,000		John Bean Technologies Corp. 0.250%, 05/15/26	153,709

170,000		Middleby Corp.^ 1.000%, 09/01/25	190,483

55,000		Southwest Airlines Company^ 1.250%, 05/01/25	55,196

100,000		Tetra Tech, Inc.* 2.250%, 08/15/28	98,614

			761,459

		Information Technology (4.8%)

		Akamai Technologies, Inc.

100,000		1.125%, 02/15/29*	101,247

41,000		0.375%, 09/01/27	42,786

47,000		BILL Holdings, Inc. 0.000%, 12/01/25	47,268

166,000		CyberArk Software, Ltd. 0.000%, 11/15/24	191,700

		Enphase Energy, Inc.

50,000		0.000%, 03/01/26	44,033

65,000		0.000%, 03/01/28	53,923

67,000		Microchip Technology, Inc. 0.125%, 11/15/24	70,678

170,000		ON Semiconductor Corp.* 0.500%, 03/01/29	187,435

25,000		Palo Alto Networks, Inc. 0.375%, 06/01/25	58,927

60,000		Rapid7, Inc.* 1.250%, 03/15/29	58,204

57,000		Seagate HDD Cayman* 3.500%, 06/01/28	58,887

200,000		SK Hynix, Inc. 1.750%, 04/11/30	243,980

60,000		Tyler Technologies, Inc.^ 0.250%, 03/15/26	58,310

55,000		Wolfspeed, Inc.*^ 1.875%, 12/01/29	35,955

60,000		Workiva, Inc.* 1.250%, 08/15/28	59,336

			1,312,669

		Real Estate (1.3%)

100,000	EUR	ANLLIAN Capital, Ltd. 0.000%, 02/05/25	112,776

115,000		Pebblebrook Hotel Trust 1.750%, 12/15/26	95,854

140,000		Welltower OP, LLC* 2.750%, 05/15/28	143,021

			351,651

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2023 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Utilities (1.2%)

165,000	CMS Energy Corp.* 3.375%, 05/01/28	$154,754

195,000	PPL Capital Funding, Inc.* 2.875%, 03/15/28	177,758

		332,512

	TOTAL CONVERTIBLE BONDS (Cost $4,920,002)	4,896,682

NUMBER OF SHARES		VALUE
COMMON STOCKS (76.2%)

	Communication Services (8.2%)

9,195	Alphabet, Inc. - Class A#	1,203,258

3,690	Comcast Corp. - Class A	163,614

1,440	Meta Platforms, Inc. - Class A#	432,302

375	Netflix, Inc.#	141,600

1,315	T-Mobile U.S., Inc.#	184,166

1,615	Walt Disney Company#	130,896

		2,255,836

	Consumer Discretionary (8.2%)

7,240	Amazon.com, Inc.#	920,349

1,607	Aptiv, PLC#	158,434

560	Home Depot, Inc.	169,210

2,880	Las Vegas Sands Corp.	132,019

535	Lowe’s Companies, Inc.	111,194

560	McDonald’s Corp.	147,526

1,340	NIKE, Inc. - Class B	128,131

1,185	Starbucks Corp.	108,155

1,100	Tesla, Inc.#	275,242

970	TJX Cos., Inc.	86,214

		2,236,474

	Consumer Staples (5.8%)

4,990	Coca-Cola Company	279,340

325	Costco Wholesale Corp.	183,612

410	Estee Lauder Companies, Inc. - Class A	59,265

1,484	Kenvue, Inc.	29,799

1,105	Mondelez International, Inc. - Class A	76,687

1,460	Monster Beverage Corp.#	77,307

1,240	PepsiCo, Inc.	210,106

2,050	Philip Morris International, Inc.	189,789

1,910	Procter & Gamble Company	278,593

1,340	Walmart, Inc.	214,306

		1,598,804

	Energy (4.3%)

1,335	Chevron Corp.	225,108

1,005	ConocoPhillips	120,399

3,230	Exxon Mobil Corp.	379,783

730	Hess Corp.	111,690

865	Marathon Petroleum Corp.	130,909

305	Pioneer Natural Resources Company	70,013

2,335	Schlumberger, NV	136,130

		1,174,032

	Financials (10.0%)

485	American Express Company	72,357

NUMBER OF SHARES		VALUE

1,350	American International Group, Inc.	$81,810

583	Assurant, Inc.	83,707

6,695	Bank of America Corp.	183,309

125	BlackRock, Inc.	80,811

1,020	Chubb, Ltd.	212,344

775	Citigroup, Inc.	31,876

270	Goldman Sachs Group, Inc.	87,364

2,085	JPMorgan Chase & Company	302,367

1,164	KKR & Company, Inc.	71,703

1,170	Marsh & McLennan Cos., Inc.	222,651

885	Mastercard, Inc. - Class A	350,380

3,105	Morgan Stanley	253,585

150	S&P Global, Inc.	54,812

2,130	Visa, Inc. - Class A	489,921

4,100	Wells Fargo & Company	167,526

		2,746,523

	Health Care (10.1%)

810	Abbott Laboratories	78,449

935	AbbVie, Inc.	139,371

1,210	Alcon, Inc.	93,243

3,408	Boston Scientific Corp.#	179,942

1,260	Bristol-Myers Squibb Company	73,130

450	Danaher Corp.	111,645

350	Dexcom, Inc.#	32,655

230	Elevance Health, Inc.	100,147

480	Eli Lilly & Company	257,822

105	Humana, Inc.	51,085

1,935	Johnson & Johnson	301,376

345	McKesson Corp.	150,023

2,305	Medtronic, PLC	180,620

2,170	Merck & Company, Inc.	223,402

2,495	Pfizer, Inc.	82,759

230	Stryker Corp.	62,852

320	Thermo Fisher Scientific, Inc.~	161,974

755	UnitedHealth Group, Inc.	380,663

1,095	Zimmer Biomet Holdings, Inc.	122,881

		2,784,039

	Industrials (4.8%)

8,415	CSX Corp.	258,761

1,455	Honeywell International, Inc.	268,797

775	JB Hunt Transport Services, Inc.	146,103

305	Northrop Grumman Corp.	134,258

585	Parker-Hannifin Corp.	227,869

3,415	RTX Corp.	245,777

1,510	Southwest Airlines Company	40,876

		1,322,441

	Information Technology (21.0%)

765	Accenture, PLC - Class A	234,939

225	Adobe, Inc.#	114,728

675	Advanced Micro Devices, Inc.#	69,404

11,270	Apple, Inc.~	1,929,537

347	Broadcom, Inc.	288,211

2,510	Cisco Systems, Inc.	134,938

100	Intuit, Inc.	51,094

165	Lam Research Corp.	103,417

1,005	Micron Technology, Inc.	68,370

5,570	Microsoft Corp.~	1,758,727

1,570	NVIDIA Corp.	682,934

805	Oracle Corp.	85,266

590	Salesforce, Inc.#	119,640

250	ServiceNow, Inc.#~	139,740

		5,780,945

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2023 (UNAUDITED)

NUMBER OF SHARES			VALUE

		Materials (2.5%)

3,750		Freeport-McMoRan, Inc.	$139,838

5,875	GBP	Glencore, PLC	33,455

775		Linde, PLC	288,571

1,225		PPG Industries, Inc.	159,005

355		Vulcan Materials Company	71,717

			692,586

		Real Estate (0.6%)

680		American Tower Corp.	111,826

1,540		Invitation Homes, Inc.	48,803

			160,629

		Utilities (0.7%)

1,730		DTE Energy Company	171,754

413		NextEra Energy, Inc.	23,661

			195,415

		TOTAL COMMON STOCKS (Cost $11,208,347)	20,947,724

CONVERTIBLE PREFERRED STOCKS (1.9%)

		Financials (0.8%)

1,180		AMG Capital Trust II^ 5.150%, 10/15/37	57,602

2,905		Apollo Global Management, Inc. 6.750%, 07/31/26	160,065

			217,667

		Industrials (0.2%)

678		Chart Industries, Inc. 6.750%, 12/15/25	45,209

		Utilities (0.9%)

2,050		AES Corp.^ 6.875%, 02/15/24	125,050

875		CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 3.369%, 09/15/29	35,845

2,600		NextEra Energy, Inc.^ 6.926%, 09/01/25	98,358

			259,253

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $627,249)	522,129

PRINCIPAL AMOUNT			VALUE
U.S. GOVERNMENT AND AGENCY SECURITIES (2.1%)

		Other (2.1%)

		U.S. Treasury Note

295,000		2.250%, 03/31/24	290,419

300,000		4.375%, 10/31/24	296,637

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $594,198)	587,056

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.1%) #

	Other (0.1%)

71	iShares MSCI EAFE ETF

269,445	Call, 12/15/23, Strike $41.00	$1,988

20	SPDR S&P 500 ETF Trust

854,960	Put, 01/19/24, Strike $440.00	36,110

		38,098

	TOTAL PURCHASED OPTIONS (Cost $39,334)	38,098

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.3%)

894,113	State Street Navigator Securities Lending Government Money Market Portfolio, 5.354%†*** (Cost $894,113)	894,113

TOTAL INVESTMENTS (101.4%) (Cost $18,283,243)		27,885,802

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.3%)		(894,113)

OTHER ASSETS, LESS LIABILITIES (1.8%)		507,769

NET ASSETS (100.0%)		$27,499,458

NOTES TO SCHEDULE OF INVESTMENTS

*

Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $175,029.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at September 30, 2023.
†	Represents investment of cash collateral received from securities on loan as of September 30, 2023.
***	The rate disclosed is the 7 day net yield as of September 30, 2023.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Portfolio

SCHEDULE OF INVESTMENTS SEPTEMBER 30, 2023 (UNAUDITED)

FOREIGN CURRENCY ABBREVIATIONS
EUR	European Monetary Unit
GBP	British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Advisors Trust (the “Trust”), a Massachusetts business trust organized February 17, 1999, consists of a single series, Calamos Growth and Income Portfolio (the “Portfolio”), which commenced operations on May 19, 1999.

The Trust currently offers the Portfolio’s shares to certain life insurance companies for allocation to certain separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts and variable life insurance contracts. The Portfolio seeks high long-term total return through growth and current income.

The Portfolio invests primarily in a diversified portfolio of convertible instruments (including synthetic convertible instruments), equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and return in terms of growth and income.

Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) and the Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Portfolio:

Portfolio Valuation. The Trust’s Board of Trustees (“Board” or “Trustees”), including a majority of the Trustees who are not “interested persons” of the Trust, have designated Calamos Advisors LLC (“Calamos Advisors”, or the “Advisor”) to perform fair valuation determinations related to all Portfolio investments under the oversight of the Board. As “valuation designee” Calamos Advisors has adopted procedures (as approved by the Board) to guide the determination of the net asset value (“NAV”) on any day on which the Portfolio’s NAVs is determined. The valuation of the Portfolio’s investments is in accordance with these procedures.

Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Portfolio determines its NAV. Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Portfolio determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Portfolio determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Portfolio’s NAV is not calculated.

If the Advisor’s pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.

The Portfolio also may use fair value pricing, pursuant to guidelines adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Portfolio’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Portfolio to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Portfolio may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Portfolio may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Portfolio on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of September 30, 2023, the Portfolio had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at September 30, 2023 was as follows*:

Cost basis of investments	$18,283,243

Gross unrealized appreciation	10,412,898
Gross unrealized depreciation	(810,339)

Net unrealized appreciation (depreciation)	$9,602,559

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Portfolio’s most recent semi-annual or annual report.